Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 SGD ($) $ / shares	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SGD ($)
Product Information [Line Items]
Convenience translation rate | (per share)	$ 0.7460	$ 1.00
Allowance for doubtful accounts for accounts receivable	$ 6,791				$ 9,102		$ 23,210
Legal fees	504,567				676,321
Contract liabilities	144,957				194,300		78,340
Advertising expense	774,226	$ 1,037,772	$ 845,793	$ 769,904
Selling and marketing expenses	1,436,887	$ 1,926,003	$ 1,717,470	$ 1,183,380
Government contract receivable	$ 185,069				$ 248,067		$ 492,404		$ 565,979
Customer Concentration Risk [Member] | Accounts Receivable [Member] | No Customers [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage	25.80%	25.80%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | No Customers [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage	42.40%	42.40%
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Two Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	15.40%	15.40%
Supplier Concentration Risk [Member] | Account Payable [Member] | Vendors [Member]
Product Information [Line Items]
Concentration risk percentage			15.40%
Supplier Concentration Risk [Member] | Account Payable [Member] | One Vendors [Member]
Product Information [Line Items]
Concentration risk percentage	22.10%	22.10%
Supplier Concentration Risk [Member] | Account Payable [Member] | Two Vendors [Member]
Product Information [Line Items]
Concentration risk percentage	10.40%	10.40%
Supplier Concentration Risk [Member] | Purchases [Member] | One Vendors [Member]
Product Information [Line Items]
Concentration risk percentage			31.20%	18.70%
Supplier Concentration Risk [Member] | Purchases [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	17.00%	17.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Three Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	12.80%	12.80%